MERIDIAN GROWTH FUND
FUND SUMMARY MERIDIAN GROWTH FUND®
Investment Objective
The MERIDIAN GROWTH FUND® seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MERIDIAN GROWTH FUND
Maximum Sales Charge (Load) on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Distributions	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MERIDIAN GROWTH FUND
Management Fees	0.76%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.85%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
MERIDIAN GROWTH FUND	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in this Fund are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

General Risk — You could lose money on your investment in the Fund or the Fund could underperform other investments.

Investment Style Risk — Although the Fund makes every effort to achieve its investment objective of long-term growth of capital, it cannot guarantee that the Investment Adviser’s investment strategies or securities selection method will achieve that objective.

Equity Securities Risk — Equity securities holders are entitled to the income and increase in the value of the assets and business of an issuer after debt obligations and obligations to debt securities holders are satisfied. Equity securities fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investors perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions and the value of your investment in the Fund may be more or less than your purchase price.

Growth Investing Risk — There is a risk that the Fund’s emphasis on investing in growth-oriented companies may underperform during times when growth investing is out of favor.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of smaller and newer companies tend to fluctuate more than those of larger, more established companies and have smaller market for their shares than do large capitalization companies.

Foreign Company Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year-to-year. The table shows how the Fund’s average annual returns compare with those of the Russell 2000® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.
Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s highest quarterly return was 20.96% (for the quarter ended June 30, 2003); and the lowest quarterly return was –20.24% (for the quarter ended December 31, 2008).

For the period January 1, 2012 through September 30, 2012, the total return of the Fund was 10.62%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception	Since Inception Date
MERIDIAN GROWTH FUND		1.07%	5.82%	7.93%	12.45%	Aug. 01, 1984
MERIDIAN GROWTH FUND Return After Taxes on Distributions		(0.09%)	5.11%	7.26%	10.19%	Aug. 01, 1984
MERIDIAN GROWTH FUND Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.17%	4.88%	6.83%	9.90%	Aug. 01, 1984
MERIDIAN GROWTH FUND Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		(4.18%)	0.15%	5.62%	9.47%	Aug. 01, 1984
[1]	The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.